Shareholder Report, Line Graph (Details) 74200007900_Franklin Louisiana Tax-Free Income Fund_Class A_TSR Annual {Class A} - USD ($)											12 Months Ended
	Feb. 28, 2025	Feb. 29, 2024	Feb. 28, 2023	Feb. 28, 2022	Feb. 28, 2021	Feb. 29, 2020	Feb. 28, 2019	Feb. 28, 2018	Feb. 28, 2017	Feb. 29, 2016	Feb. 28, 2026
Class A
Account Value [Line Items]
Line Graph and Table Measure Name											Class A (with sales charge)
Accumulated Value	$ 11,018	$ 10,673	$ 10,132	$ 10,953	$ 10,971	$ 10,962	$ 10,087	$ 9,766	$ 9,666	$ 9,625	$ 11,347
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg Municipal Bond Index
Accumulated Value	$ 12,112	$ 11,764	$ 11,159	$ 11,759	$ 11,837	$ 11,713	$ 10,700	$ 10,276	$ 10,025	$ 10,000	$ 12,713